SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of MEDI Group Limited and its subsidiaries. All inter-company transactions have been eliminated upon consolidation.

Details of the Company and its subsidiaries are set out below:

Name of Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
MEDI Group Limited	March 21, 2024	Cayman Islands	-	Holding company
MEDI Trade Holding Limited (“MTHL”)	March 21, 2024	Hong Kong	100%	Intermediate holding company
Medi Trade Corporation Limited (“MTL”)	March 22, 2024	Hong Kong	100%	Dormant subsidiary
Grand Century Holding Company Limited (“GCHL”)	March 31, 2004	Hong Kong	100%	Core Operation
Doctor’s Concept Medical and Cosmetics Company Limited (“DCMCL”)	June 21, 2006	Hong Kong	100%	IP holding

Reorganization

A Reorganization of the legal structure was completed on March 28, 2024. The Reorganization involved the incorporation of MEDI Group Ltd.: (i) the incorporation of MEDI Trade Holding Ltd. (“MTHL”), (ii) the incorporation of MEDI Trade Corporation Ltd. (“MTL”) (iii) the transfer the shares of Grand Century Holding Company Ltd. (“GCHL”) and the shares of Doctor’s Concept Medical and Cosmetics Co., Ltd. (“DCMCL”) to the Company.

Prior to the Reorganization, Mr. NG Hon Kin, the Chairman of the Board and Chief Executive Officer (“CEO”), owned 100% equity interest of the GCHL and DCMCL (collectively, the “Operating Subsidiaries”). On March 28, 2024, Mr. Ng transferred 100% equity interest in Operating Subsidiaries for a consideration of HK$ 2 (US$0.26) (HK$1.00 for each of GCHL and DCMCL) to MTHL, a wholly owned subsidiary of the Company. Upon this Reorganization, the Company ultimately owns 100% equity interest of the Operating Subsidiaries. On March 22, 2024, Medi Trade Corporation Limited (“MTL”) transferred 100% equity interest to MTHL for a consideration of HK $5 (US$0.64).

Before and after the Reorganization, the Company, together with its subsidiaries, is effectively controlled by the same shareholder, Mr. NG, and therefore the Reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

Use of estimates and assumptions

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements.

Significant accounting estimates required to be made by management which reflected in the Company’s consolidated financial statements include the useful lives of property and equipment, the discount rate of leases, provision for reinstatement of the Company’s leased property, amortization period of the deferred sales commission, asset retirement obligations, and uncertain tax position.

The Company evaluates its estimates and assumptions on an ongoing basis and its estimates on historical experience, current and expected future conditions and various other assumptions that management believes are reasonable under the circumstances based on the information available to management at the time these estimates and assumptions are made. Actual results could differ from these estimates.

Foreign currency translation and transactions

The reporting currency of the Company is U.S. dollars. The results of operations and cash flows are translated at average exchange rates during the period, and assets and liabilities are translated at the unified exchange rates at the balance sheet dates, and equity is translated at the historical exchange rates. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding accounts on the balance sheets. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statements of shareholders’ equity.

For the purpose of presenting these financial statements of our subsidiaries, the Company’s assets and liabilities are expressed in U.S. dollar at the exchange rate on the balance sheet date, which was 7.8499 and 7.8083 as of June 30, 2025 and 2024, respectively; shareholders’ deficit accounts are translated at spot rates at year-end, and income and expense items are translated at the average exchange rate during the period, which was 7.7895 and 7.8188 for the year ended June 30, 2025 and 2024, respectively.

Cash

Cash comprise cash on hand and at banks which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. As of June 30, 2025 and 2024, all the cash held at banks is located in Hong Kong and is freely convertible into foreign currencies.

Accounts receivable, net

The Company’s receivables are recorded when billed and represent amounts owed by third-party customers. The carrying value of the Company’s receivables, net of the expected credit loss, represents their estimated net realizable value. The Company evaluates the expected credit loss of accounts receivable on a loss rate method based on historical information adjusted for current conditions and future estimated economic performance. The Company offers no credit term to its customers. As of the date of the consolidated financial statements were issued, all accounts receivables have been collected.

Allowance for credit losses

The Company estimates the credit losses for receivables that share similar risk characteristics based on a collective assessment using a combination of measurement models and management judgment. The models consider factors such as historical trends in credit losses, recent portfolio performance, and forward-looking macroeconomic conditions. If the Company does not believe the models reflect lifetime expected credit losses for the portfolio, an adjustment is made to reflect management judgment regarding qualitative factors, including economic uncertainty, observable changes in portfolio performance, and other relevant factors. The Company historically did not have bad debts in its accounts receivable. There was no bad debt expenses for the years ended June 30, 2025 and 2024 and there was no provision of expected credit loss as of June 30, 2025 and 2024.

Measurement of credit losses on financial instruments

On July 1, 2021, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments”, using a modified retrospective adoption method for financial assets at amortized cost including accounts receivable, refundable deposits, other receivables, and retention receivable. Adoption of this ASU did not have a material impact on the consolidated financial statements. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Deferred sales commission

The Company pays a commission to sales personnels and beauticians to obtain new invoiced services (costs to obtain contracts). In accordance with ASC Topic 340, Other Assets and Deferred Costs, these incremental costs to obtain the contracts are deferred and amortized according to service package utilization rate, which represents management’s estimate of the average benefit period. Deferred assets (commission) represents employee commissions that are capitalized and not yet expensed.

The table below shows movement of deferred sales commission:

	For the years ended June 30,
	2025	2024
Beginning Balance	$425,823	$462,058
Deferred commission capitalized	546,862	511,247
Deferred commission amortization	(450,366)	(549,088)
Translation difference	(2,999)	1,606
Ending Balance	$519,320	$425,823

Current	$327,085	$285,778
Non-current	192,235	140,045
Total	$519,320	$425,823

Property and equipment

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the following estimated useful lives.

Useful life
Furniture and fixtures	4 years or lease term
Beauty equipment	4 years
Office equipment	4 years
Motor Vehicles	4 years
Leasehold improvement	Lease term
Computer equipment	4 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in other income or expenses in the consolidated statements of income and other comprehensive income.

Asset Retirement Obligation (Provision for Reinstatement Costs)

The Company recognizes liabilities for contractual obligations, including those associated with the obligation to reinstate leased properties. Initially, a liability for an asset retirement obligation is recognized at its current market value and quotes from independent contractors in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement obligation is added to the carrying amount of the related asset and the cost is amortized as an expense over the lease terms of the properties using the straight-line method. Following the initial recognition of the asset retirement obligation, if the carrying amount of the liability is increased for the passage of time, the Company will adjust for changes to the current market value of the underlying cash flows needed to settle the obligation.

The Company have made provision for the above-mentioned reinstatement costs for its leased properties based on current market prices and quotes from renovation companies. As the market value of reinstatement costs do not change substantially that the Company does not adjust the carrying amount of the liability.

The following table shows the movements of reinstatement costs (asset retirement obligation) for the years ended June 30:

	As of June 30,
	2025	2024
	USD	USD
Beginning balance	154,152	169,221
Additions during the year	-	12,444
Disposal during the year	(39,080)	(28,100)
Translation difference	(517)	587
Ending balance	114,555	154,152

Current portion	53,072	100,797
Non-current portion	61,483	53,355
Ending balance	114,555	154,152

Impairment of long-lived asset

Long-lived assets, including property and equipment, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets.

No impairment charge was recognized for the years ended June 30, 2025 and 2024, respectively.

Leases

The Company adopted ASU No. 2016-02 — Leases (Topic 842) since July 1, 2020, using a modified retrospective transition method permitted under ASU No. 2018-11. This transition approach provides a method for recording existing leases only at the date of adoption and does not require previously reported balances to be adjusted. The Company evaluates the contracts it enters into to determine whether such contracts contain leases at inception. A contract contains a lease if the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. At commencement, contracts containing a lease are further evaluated for classification as an operating or finance lease where the Company is a lessee.

Operating Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lease as an operation lease. Operating leases are included in the line items right-of-use (“ROU”) asset, lease liabilities in current and non-current in the consolidated balance sheet.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. For operating leases, the Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Company measures ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing lease expense when the lessor makes the underlying asset available to the Company. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For leases with lease term less than one year (short-term leases), the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows.

In considering the accounting implications of a facility the Company subleased a properties to an independent third party with verbal agreement with landlord, the Company determined that it would be inappropriate to de-recognize the sublease based on the guidance in ASC 842-20-40-3, since the Company was not relieved of the Company’s primary obligation under the original lease when we assigned it to the independent third party. As such, the Company did not consider this to be a termination of the lease, and instead, the Company separately accounts for the original lease and sublease. As a result, and after assessing the recoverability of the related ROU asset, there was no change to our Operating lease assets or liabilities as a result of the assignment of this lease, and the Company continued to account for the lease as an operating lease in accordance with ASC 842-20-35-14.

The Company recognizes sublease rental income as other income in the Company’s consolidated statements of income and comprehensive income. For the years ended June 30, 2025 and 2024, sublease income amounted to $nil and $49,228, respectively.

Finance leases

Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. The lease liability is measured at the present value of the future lease payments, while the ROU asset is initially recognized at the same amount, adjusted for any initial direct costs incurred and incentives received.

Lease cost for finance leases where the Company is the lessee includes the depreciation of the ROU asset and interest expense on the finance lease liability, which is calculated using the effective interest method. Finance lease ROU assets are amortized on a straight-line basis over the shorter of their estimated useful lives or the terms of the respective leases. If the Company is reasonably certain to exercise the option to purchase the underlying asset at the end of lease term, the finance lease ROU assets are amortized to the end of useful life of the assets. The Company had $nil financing leases as of June 30, 2025 and 2024.

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Revenue recognition

Effective July 1, 2021, GCHL adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which is the new comprehensive revenue recognition standard that supersedes all existing revenue recognition requirements under Accounting Standards Codification (“ASC”) 605, Revenue Recognition (“ASC 605”), as well as under all subsequently issued amendments to the new revenue recognition standard (“ASC 606”). GCHL elected to adopt the new revenue recognition standard using the full retrospective method as of July 1, 2021. The adoption of the new standard did not have a significant effect on earnings or the timing of GCHL’s transactions and, therefore, the effect of applying the new guidance was not material. As such, there were no adjustments to the prior periods.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine the appropriate amount of revenue to be recognized for arrangements determined to be within the scope of ASC 606, the Company performs the following five steps:

1)	Identify the customer contract;

2)	Identify the performance obligations in the contract;

3)	Determine the transaction price;

4)	Allocate the transaction price to the performance obligations in the contract; and

5)	Recognize revenue as the performance obligations are satisfied.

The Company’s revenue is mainly derived from the provision of treatment services which include medical aesthetic (injection of Botox, Restylane and Sculptra, or use of laser for treatments.) and normal beauty treatments (facial and massage with aromatic oil or with beauty cream and gel). The treatment services are sold to customers in the form of prepaid packages. Each package contains distinct services or combination of treatments, with each service considered a separate performance obligation. The payments received by the Company upon the Company’s sales of a prepaid package is recorded as contract liabilities until the customer redeems the services as included in the prepaid package. Upon redemption, revenue is recognized in the amount allocated to the specific service based on its standalone selling price. The entity has established a reasonable range for the estimated standalone selling prices and if the stated contractual price fell within that range, it will use the stated contractual price as the standalone selling price in the allocation calculation.

Each prepaid package has an expiration period of two years from the date of prepayment. Any unredeemed amount at the end of the expiration period as included in the contract liabilities will be recognized as revenue of expired treatment because the Company will cease from future performance obligation if contract expired, if no modification for the contract.

The Company also has revenue generated from product sales, which revenue is recognized upon the delivery of the products to customers.

Contract modifications

Contract modifications occur when we and our customers agree to modify existing customer contracts to change the scope or price (or both) of the contract or when a customer terminates some, or all, of the existing services provided by us. When a contract modification occurs, it requires us to exercise judgment to determine if the modification should be accounted for as a separate contract, the termination of the original contract and creation of a new contract, a cumulative catch-up adjustment to the original contract, or a combination.

The Company has a policy that unredeemed services will be expired in two years from the date of contract. Customers can modify the unredeemed contract by acquiring new service items or more unexpired service item to extend the contract. If the customer (i) acquires completely new service items, the unredeemed contract will be cancelled and new contract will be entered; or (ii) acquires new service items and retain certain unexpired service, or acquires more unexpired service, the old contract will be accounted as contract modification.

Costs to obtain customer contracts

Certain incremental costs to obtain a contract with a customer should be capitalized, to the extent recoverable from the associated contract margin, and subsequently amortized as the products or services are delivered to the customer inclusive of expected renewals. The Company expects such costs to generally include sales commissions and related fringe benefits.

The contracts with the expected delivery period are one year or less, the Company applies the practical expedient to expense such costs as incurred in the consolidated statements of income and comprehensive income. Otherwise, such costs are capitalized on the consolidated balance sheets and are amortized at estimated utilization rate which represents management’s estimate of the average benefit period.

Segment reporting

The Company follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

Based on the guidance provided by ASC Topic 280, management has determined that the Company operates in one segment and consists of one reporting unit based on the financial information available and which operating results are regularly reviewed by the CODM. All the Company’s business activities for the years ended June 30, 2025 and 2024 were conducted in Hong Kong.

Disaggregation of revenues

The Company disaggregates its revenue from types of services providing and the geographic locations of its shops, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by regional household income factors. The Company’s disaggregation of revenues for the years ended June 30, 2025 and 2024 is as below:

By service type

	For the years ended June 30,
	2025	2024
Medical aesthetic treatments	$622,396	$795,377
Normal beauty treatments	1,532,590	1,793,789
Expired treatments	3,057,412	3,516,607
Others	6,329	5,615
Total revenue	$5,218,727	$6,111,388

By shop redeemed revenue and expired contract liabilities

	For the years ended June 30,
	2025	2024
Shop 1	$1,344,101	$1,654,041
Shop 2	606,449	699,251
Shop 3 (Discontinued in 2024)	220,765	54,203
Shop 4 (Removal of Shop 3)	-	187,286
Expired treatments	3,057,412	3,516,607
Total revenue	$5,218,727	$6,111,388

Cost of revenue

Cost of revenue primarily consists of doctor’s fees, medical costs, employee’s salaries and benefits, bonus to beauticians, consumables and other costs directly related to the revenue recognized.

Selling expense

Selling expenses primally include advertisement and marketing expenses, credit card charges, depreciation of property and equipment and right-of-use assets, payroll including bonus and commission, and employee benefits for sales persons and staff working in shops.

General and administrative expenses

General and administrative expenses include salaries and benefits for administrative staff, depreciation of property and equipment and right-of-use assets, travel and entertainment, audit fees, bank charges, insurance, management fees, and other office expenses.

Mandatory Provident Funds (“MPF”)

The Mandatory Provident Fund Schemes Ordinance (Chapter 485 of the Laws of Hong Kong) (“MPFSO”), is an ordinance enacted for the purposes of providing for the establishment of non-governmental mandatory provident fund schemes, or the MPF Schemes. The MPFSO requires every employer of an employee of 18 years of age or above but under 65 years of age to take all practical steps to ensure the employee becomes a member of a registered MPF Scheme. Subject to the minimum and maximum relevant income levels, it is mandatory for both employers and their employees to contribute 5% of the employee’s relevant income to the MPF Scheme. Any employer who contravenes this requirement commits a criminal offence and is liable on conviction to a fine and imprisonment.

The Company sets up MPF accounts for employees and contributed relevant mandatorily employer’s contributions according to MPFSO requirements.

Gain (loss) in disposal of properties, plants and equipment

The Company disposed equipment when new equipment is available and when the Company ceases operation of a shop. The loss from disposal of properties, plant and equipment was $185 and $116,695 for the years ended June 30, 2025 and 2024 respectively.

Income taxes

The Company accounts for income taxes in accordance with ASC 740. The Company is subject to the tax laws of Hong Kong (a special administrative region of PRC). The charge for taxation is based on actual results for the year as adjusted for items that are non-assessable or disallowed; and it is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The Company is not currently subject to tax in the Cayman Islands.

The Company accounts for income taxes in accordance with the laws of the Hong Kong tax authority (Inland Revenue Ordinance, Cap 112). The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Company accounts for uncertain tax positions in accordance with FASB ASC Topic No. 740, Accounting for Uncertainty in Income Taxes. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely to be realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company did not have any unrecognized tax benefit as of June 30, 2025 and 2024. As of June 30, 2025, all of the Company’s income tax returns for the tax year ended June 30, 2022, 2023, 2024 and 2025 remain open for statutory examination by Hong Kong tax authority.

Basic and diluted income per share

The Company computes income per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential common shares (e.g. convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended June 30, 2025 and 2024, there were no dilutive outstanding instruments.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingency liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties

Parties are considered to be related to the Company if they, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its separate interests.

Fair value measurements

The Company applies the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Section 820-Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Inputs, other than those in Level 1, that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset or transfer a liability.

The Company’s financial instruments include cash, accounts receivable, other receivables, accounts payable, other payable and accrued liabilities, income tax payable, due to related parties, and lease liabilities. The carrying amounts of cash, accounts receivable, other receivables, accounts payable, other payable and accrued liabilities, income tax payable, due to related parties, and short-term lease liabilities approximate their fair values due to the short-term nature of these instruments. The carrying value of the Company’s long-term lease liabilities would not differ significantly from fair value (based on Level 2 inputs) if recalculated based on current interest rates.

Concentrations and risks

a. Credit risk

On July 1, 2021, the Company adopted ASC 326. The Company estimates credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit unless that obligation is unconditionally cancellable by the Company. Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash, accounts receivable, other receivable, amounts due from related parties. The Company has designed their credit policies with an objective to minimize their exposure to credit risk.

The maximum exposure of such assets to credit risk is their carrying amounts at the balance sheet dates. The Company maintains all bank accounts at financial institutions in Hong Kong, where there is HK$800,000 (USD$103,000) standard deposit insurance coverage limit per depositor, per scheme of Hong Kong Deposit Protection Board. To limit the exposure to credit risk relating to deposits, the Company primarily places cash deposits with licensed banks in Hong Kong. The Company decides that the credit risk with its cash deposited with one of major licensed banks in Hong Kong is null.

The Company has adopted a credit policy of dealing with creditworthy counterparties to mitigate the credit risk from defaults. The accounts receivable was US$12,185 and US$7,495 as of June 30, 2025 and 2024, respectively. The management team conducts credit evaluations of its customers, and generally does not require collateral or other security from them. Deposits (Note 5) were US$293,758 and US$395,914 as of June 30, 2025 and 2024, respectively. Other receivables were US$5,278 and US$4,700 as of June 30, 2025 and 2024, which were included in Deposits and other receivables. As of the reporting date, all accounts receivable and other receivable are received in full.

The Company decided the accounts receivable (Note 4) and other receivables that credit risk for accounts receivables and other receivables are immaterial. The deposits (Note 5) consist of majority rental deposit and utilities deposits which the Company decides that credit risk for deposits is null.

b. Foreign exchange risk

Substantially all of the Company’s revenues and expenses are denominated in Hong Kong dollar. The Company does not believe that the Company currently has any significant foreign exchange risk and have not used any derivative financial instruments to hedge exposure to such risk.

c. Interest rate risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. The Company exposures to interest rate risk primarily relates to the interest rates from its bank borrowings, its lessors and/or our private lenders. The Company has not been exposed to material risks for leases due to the fact that its leasing obligations’ interest rates are fixed at the commence date of the leases. For bank loans, except one, interests are adjustable based on prime lending rate of Hong Kong.

The Company has not used any derivative financial instruments to manage our interest risk exposure. However, the Company cannot provide assurance that the Company will not be exposed to material risks due to changes in market interest rate in the future.

The Company’s private lenders loan is interest free and there is no interest rate risk.

d. Liquidity risk

Liquidity risk arises through the excess of financial obligations over available financial assets due at any point in time. The Company’s objective in managing liquidity risk is to maintain sufficient readily available reserves in order to meet its liquidity requirements at any point in time. The Company monitors and analyzes its cash flow position, its ability to generate sufficient revenue sources in the future and its operating and capital expenditure commitments. The Company is historically funded the working capital needs primarily from operations, loans, as well as shareholder advances to the Company.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The standard requires entities to disclose specific categories in the rate reconciliation and to provide additional information for reconciling items that meet a quantitative threshold. It also requires entities to disclose certain information regarding income taxes paid and other disclosures related to income and income tax expense from continuing operations. The standard is effective for fiscal years beginning after December 15, 2024 for public business entities and for fiscal years beginning after December 15, 2025 for all other entities. The Company is currently evaluating the impact that the adoption of this standard will have on its financial statements.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” (“ASU 2023-06”). This ASU incorporates certain SEC disclosure requirements into the FASB ASC. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of ASC Topics, enabling users to more easily compare entities subject to the SEC’s existing disclosures with those not previously subject to the requirements, and aligning the requirements in the ASC with the SEC regulations. The ASU has an unusual effective date and transition requirements since it is contingent on future SEC rule making. If the SEC fails to enact the required changes by June 30, 2027, this ASU is not effective for any entities. Early adoption is not permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its financial statements.

In October 2021, the FASB issued ASU No. 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. In the current year, the Company has applied for the first time the above new and amendments. None of the amendment has a material impact on the Company’s results and balance sheets for the current or prior period.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurements (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions,” which clarifies and amends the guidance of measuring the fair value of equity securities subject to contractual restrictions that prohibit the sale of the equity securities. In the current year, the Company has applied for the first time the above new and amendments. None of the amendment has a material impact on the Company’s results and balance sheets for the current or prior period.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.